Employment benefit plans - Summary of Defined Benefit Plan Liability Recognized in Statement of Financial Position (Detail) - Defined Benefit Gratuity Plan [Member] ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Defined benefit liability
Present value of unfunded obligation	₨ 532	$ 6	₨ 315
Net liability	₨ 532	$ 6	₨ 315	$ 3	₨ 300	₨ 231